UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital & Income Fund	18.89%	2.44%	7.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund on April 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch U.S. High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from David Glancy, Portfolio Manager of Fidelity ® Capital & Income Fund

The high-yield market rebounded sharply in the latter half of the 12-month period ending April 30, 2003. For the year overall, the Merrill Lynch U.S. High Yield Master II Index returned 7.60%. After peaking at 10.8% in 2002, the default rate declined to 6.8% by period end. Also, yield spreads relative to Treasuries reached 996 basis points in October 2002 before contracting to 586 basis points at the end of the period. AMG - an independent source that monitors fund flows - reported inflows of $15.3 billion into high-yield mutual funds year-to-date through April 2003, in contrast to inflows of $11.2 billion for all of 2002. CCC-rated issues gained 14.54% during the past six months, while B-rated and BB-rated issues returned 11.34% and 1.35%, respectively. Energy, at about 8% of the index on average, was the best-performing sector, gaining 35%. However, telecommunications and cable TV struggled, returning 1.95% and -3.87%, respectively. Air transportation - averaging 1.81% of the index - fared the worst, declining 40.61%.

Fidelity Capital & Income Fund returned 18.89% during the 12-month period, significantly outperforming the 7.60% return of the Merrill Lynch U.S. High Yield Master II Index and the 6.55% return of the Lipper SM high current yield funds average. Security selection was the main contributor to the fund's outperformance relative to the index and its peer group, particularly within the telecommunications, electric utilities and energy sectors. An overweighted position in electric utilities also proved helpful. Nextel Communications, electric utility AES and integrated energy firm Williams Companies rebounded from severely oversold levels, attracting investors due to their solid balance sheets and moves to streamline their businesses. Maintaining an overweighting relative to the index in cable television offset strong security selection in that sector. Virtually all companies in that industry were negatively affected by Adelphia Communications' corporate governance scandal. Security selection in technology as well as food and drug retailers, including Pathmark Stores, which suffered from earnings shortfalls related to heightened competition in the metropolitan New York area also detracted from performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp.	3.8	4.9
Qwest Services Corp.	3.5	0.0
AES Corp.	3.4	2.9
CMS Energy Corp.	3.3	3.6
Williams Companies, Inc.	3.0	2.7
	17.0
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	17.9	19.6
Electric Utilities	17.0	16.0
Cable TV	14.6	20.0
Energy	10.4	5.2
Food and Drug Retail	3.6	3.0
Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 3.3%	BBB 5.1%
BB 15.9%	BB 13.8%
B 24.1%	B 29.6%
CCC,CC,C 28.6%	CCC,CC,C 17.9%
D 1.1%	D 1.4%
Not Rated 5.1%	Not Rated 5.6%
Equities 11.3%	Equities 15.2%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 11.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Nonconvertible Bonds 70.6%		Nonconvertible Bonds 67.1%
	Convertible Bonds, Preferred Stocks 4.5%		Convertible Bonds, Preferred Stocks 6.6%
	Common Stocks 7.8%		Common Stocks 10.9%
	Other Investments 6.5%		Other Investments 4.2%
	Short-Term Investments and Net Other Assets 10.6%		Short-Term Investments and Net Other Assets 11.2%
* Foreign investments	5.4%	** Foreign investments	4.4%

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Corporate Bonds - 71.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.0%
Cable TV - 0.7%
Charter Communications, Inc. 4.75% 6/1/06	$ 2,000	$ 772
EchoStar Communications Corp.:
4.875% 1/1/07	3,000	2,978
5.75% 5/15/08 (f)	20,000	21,150
		24,900
Energy - 0.0%
Parker Drilling Co. 5.5% 8/1/04	1,000	938
Telecommunications - 0.3%
American Tower Corp. 2.25% 10/15/09	5,000	3,950
Gilat Satellite Networks Ltd. yankee 4% 10/1/12	2,041	429
Level 3 Communications, Inc.:
6% 9/15/09	10,000	5,700
6% 3/15/10	2,000	1,120
		11,199
TOTAL CONVERTIBLE BONDS		37,037
Nonconvertible Bonds - 70.6%
Aerospace - 0.1%
BE Aerospace, Inc. 8.875% 5/1/11	7,835	5,406
Air Transportation - 1.7%
American Airlines, Inc. pass thru trust certificates 6.978% 4/1/11	1,708	1,452
AMR Corp. 9% 8/1/12	11,705	5,150
Continental Airlines, Inc. 8% 12/15/05	1,415	962
Continental Airlines, Inc. pass thru trust certificates:
6.545% 2/2/19	4,177	3,550
6.795% 8/2/18	2,647	1,403
6.9% 1/2/18	2,411	2,073
7.256% 9/15/21	1,915	1,656
8.307% 4/2/18	479	263
8.312% 10/2/12	581	262
Delta Air Lines, Inc. 8.3% 12/15/29	17,050	10,187
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,215	851
7.57% 11/18/10	2,000	1,941
7.711% 9/18/11	5,000	3,600
7.779% 11/18/05	9,315	6,614
7.779% 1/2/12	3,831	2,605
7.92% 5/18/12	2,220	1,570
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.:
8.875% 6/1/06	$ 13,295	$ 8,509
9.875% 3/15/07	2,000	1,240
Northwest Airlines, Inc. pass thru trust certificates:
7.575% 3/1/19	2,334	2,218
7.626% 4/1/10	1,487	967
7.691% 4/1/17	1,421	1,023
7.95% 9/1/16	1,064	788
8.304% 9/1/10	3,584	2,114
9.179% 10/1/11	4,834	3,094
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,777	1,493
		65,585
Banks and Thrifts - 0.3%
Provident Bank 6.375% 1/15/04	10,000	10,000
Broadcasting - 0.1%
Granite Broadcasting Corp. 10.375% 5/15/05	4,000	3,920
Cable TV - 7.1%
Century Communications Corp.:
0% 1/15/08 (c)	5,287	1,454
0% 3/15/03 (c)	8,000	3,400
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	9,780	4,890
0% 4/1/11 (d)	14,800	8,436
0% 5/15/11 (d)	42,045	18,920
0% 1/15/12 (d)	5,000	2,000
8.25% 4/1/07	5,000	3,300
8.625% 4/1/09	16,985	11,210
9.625% 11/15/09	3,490	2,286
10% 4/1/09	17,880	11,801
10% 5/15/11	42,720	27,982
10.25% 1/15/10	6,970	4,600
CSC Holdings, Inc. 7.875% 12/15/07	1,000	1,045
EchoStar DBS Corp. 9.375% 2/1/09	10,000	10,725
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07 (c)	8,576	6,003
NTL, Inc. 19% 1/1/10 (f)	55,825	53,034
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (c)	22,460	20,102
PanAmSat Corp. 8.5% 2/1/12	3,610	3,899
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Pegasus Communications Corp. 9.625% 10/15/05	$ 17,714	$ 16,297
Pegasus Media & Communications, Inc. 12.5% 7/1/05	3,200	3,168
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	41,710	35,036
12.375% 8/1/06	12,325	11,832
Telewest PLC yankee 11% 10/1/07 (c)	52,993	11,658
		273,078
Capital Goods - 2.5%
Blount, Inc. 7% 6/15/05	7,000	6,335
FastenTech, Inc. 11.5% 5/1/11 (f)	2,000	2,070
Hexcel Corp.:
9.75% 1/15/09	2,000	1,940
9.875% 10/1/08 (f)	4,000	4,260
Terex Corp. 10.375% 4/1/11	6,000	6,600
Tyco International Group SA yankee:
5.8% 8/1/06	21,390	21,069
5.875% 11/1/04	2,000	2,020
6.375% 6/15/05	27,000	27,270
6.375% 2/15/06	22,462	22,574
		94,138
Chemicals - 2.0%
Avecia Group PLC 11% 7/1/09	7,015	6,419
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (f)	3,000	3,165
HMP Equity Holdings Corp. 0% 5/15/08 unit	11,150	5,289
Huntsman ICI Chemicals LLC 10.125% 7/1/09	4,450	4,539
Huntsman ICI Holdings LLC 0% 12/31/09	6,490	2,531
Huntsman International LLC:
9.875% 3/1/09	3,915	4,209
9.875% 3/1/09 (f)	2,000	2,150
Lyondell Chemical Co.:
9.5% 12/15/08	4,000	4,080
9.5% 12/15/08 (f)	5,000	5,100
9.625% 5/1/07	26,260	27,048
Millennium America, Inc. 9.25% 6/15/08 (f)	5,000	5,500
PolyOne Corp.:
8.875% 5/1/12	2,350	2,209
10.625% 5/15/10 (f)	3,030	3,030
		75,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - 1.1%
Revlon Consumer Products Corp.:
8.125% 2/1/06	$ 27,000	$ 15,660
8.625% 2/1/08	18,863	8,300
9% 11/1/06	10,500	6,090
12% 12/1/05	8,000	7,600
Sealy Mattress Co. 9.875% 12/15/07 (f)	5,000	5,150
		42,800
Containers - 1.0%
Anchor Glass Container Corp. 11% 2/15/13 (f)	4,000	4,240
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (f)	6,090	6,303
8.25% 5/15/13 (f)	7,000	7,193
8.75% 11/15/12	2,000	2,130
Owens-Illinois, Inc.:
7.15% 5/15/05	8,890	9,001
7.8% 5/15/18	7,950	7,195
8.1% 5/15/07	670	670
		36,732
Diversified Financial Services - 0.6%
Capital One Financial Corp.:
7.25% 12/1/03	5,410	5,464
8.75% 2/1/07	13,000	13,910
Metris Companies, Inc.:
10% 11/1/04	5,403	3,242
10.125% 7/15/06	2,000	1,460
		24,076
Diversified Media - 1.1%
CanWest Media, Inc. 7.625% 4/15/13 (f)	2,850	2,978
Lamar Media Corp. 8.625% 9/15/07	23,698	25,120
Vivendi Universal SA 9.25% 4/15/10 (f)	12,450	13,944
		42,042
Electric Utilities - 14.5%
AES Corp.:
8.75% 6/15/08	13,295	12,630
8.875% 2/15/11	8,065	7,662
9.375% 9/15/10	65,433	64,124
9.5% 6/1/09	12,685	12,431
AES Drax Energy Ltd. 11.5% 8/30/10 (c)	8,725	87
AES Drax Holdings Ltd. 10.41% 12/31/20 (c)	20,390	12,642
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	$ 2,390	$ 2,127
8.75% 4/15/12 (f)	29,080	26,172
Allegheny Energy, Inc. 7.75% 8/1/05	1,000	998
Aquila, Inc. 14.375% 7/1/12 (f)	2,000	2,070
Calpine Corp.:
8.25% 8/15/05	1,000	785
8.5% 2/15/11	22,500	16,425
CMS Energy Corp.:
6.75% 1/15/04	18,174	18,083
7.5% 1/15/09	33,638	32,124
7.625% 11/15/04	18,505	18,320
8.375% 7/1/03	1,595	1,589
8.5% 4/15/11	7,025	6,463
8.9% 7/15/08	7,255	7,255
9.875% 10/15/07	28,676	29,608
Edison International 6.875% 9/15/04	24,000	24,120
Illinois Power Co. 11.5% 12/15/10 (f)	18,440	20,561
Nevada Power Co.:
6% 9/15/03 (f)	25,000	24,625
10.875% 10/15/09 (f)	5,000	5,400
Orion Power Holdings, Inc. 12% 5/1/10	5,400	5,724
Pacific Gas & Electric Co.:
7.05% 3/1/24	6,840	6,874
8.375% 5/1/25	2,610	2,662
10% 11/1/05 (f)(g)	51,910	53,208
Pinnacle One Partners LP/Pinnacle One, Inc. 8.83% 8/15/04 (f)	13,975	14,464
Reliant Energy Resources Corp. 8.125% 7/15/05	2,000	2,160
Southern California Edison Co. 8% 2/15/07 (f)	7,060	7,731
TECO Energy, Inc. 10.5% 12/1/07	5,000	5,700
Texas Utilities Co. 5.52% 8/16/03	44,000	44,220
TXU Corp. 6.375% 6/15/06	26,980	28,734
Utilicorp United, Inc. 6.875% 10/1/04	3,000	2,895
Western Resources, Inc.:
7.125% 8/1/09	2,305	2,374
9.75% 5/1/07	29,205	32,199
		555,246
Energy - 9.2%
Belden & Blake Corp. 9.875% 6/15/07	10,000	9,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
7.5% 9/15/13 (f)	$ 2,000	$ 2,100
7.75% 1/15/15	6,000	6,345
Dynegy Holdings, Inc.:
6.875% 4/1/11	9,630	8,041
7.45% 7/15/06	3,000	2,805
8.125% 3/15/05	18,313	17,764
8.75% 2/15/12	7,970	7,492
El Paso Corp.:
7% 5/15/11	15,230	13,250
7.875% 6/15/12 (f)	14,495	12,828
El Paso Energy Corp.:
6.75% 5/15/09	25,530	22,211
6.95% 12/15/07	5,000	4,463
7.375% 12/15/12	5,000	4,225
7.8% 8/1/31	13,000	10,384
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/10 (f)	3,000	3,248
Hanover Equipment Trust 8.5% 9/1/08	1,300	1,326
Northwest Pipeline Corp. 8.125% 3/1/10 (f)	3,400	3,689
Ocean Rig Norway AS yankee 10.25% 6/1/08	1,685	1,525
Sonat, Inc. 6.875% 6/1/05	2,000	1,885
Southern Natural Gas Co. 8.875% 3/15/10 (f)	4,000	4,400
Tesoro Petroleum Corp. 8% 4/15/08 (f)	2,770	2,867
The Coastal Corp.:
6.2% 5/15/04	17,305	16,916
6.375% 2/1/09	7,000	5,880
6.5% 5/15/06	16,875	15,609
6.5% 6/1/08	8,785	7,555
7.5% 8/15/06	16,925	15,740
7.625% 9/1/08	6,025	5,392
7.75% 6/15/10	18,560	16,333
9.75% 8/1/03	5,000	5,025
10.75% 10/1/10	1,230	1,144
Williams Companies, Inc.:
7.125% 9/1/11	12,260	11,585
7.625% 7/15/19	5,000	4,525
7.875% 9/1/21	7,000	6,300
8.125% 3/15/12 (f)	43,915	43,256
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc.: - continued
9.25% 3/15/04	$ 50,430	$ 50,682
Williams Holdings of Delaware, Inc. 6.125% 12/1/03	5,050	5,050
		351,140
Entertainment/Film - 0.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	2,000	2,070
9.5% 2/1/11	13,970	14,459
Cinemark USA, Inc.:
9% 2/1/13 (f)	10,300	11,124
9.625% 8/1/08	6,000	6,083
		33,736
Environmental - 0.9%
Allied Waste North America, Inc.:
8.5% 12/1/08	11,710	12,559
8.875% 4/1/08	3,000	3,240
9.25% 9/1/12 (f)	6,000	6,570
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	384
7.4% 9/15/35	15,066	12,957
		35,710
Food and Drug Retail - 3.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	15,665	12,845
8.25% 7/15/10	24,660	21,578
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	5,500	4,840
Pathmark Stores, Inc. 8.75% 2/1/12	23,870	24,049
Rite Aid Corp.:
6.125% 12/15/08 (f)	4,500	4,005
7.125% 1/15/07	22,395	21,611
8.125% 5/1/10 (f)	10,000	10,200
9.5% 2/15/11 (f)	5,000	5,350
11.25% 7/1/08	9,530	10,245
12.5% 9/15/06	3,130	3,474
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	3,470	3,036
9.125% 12/15/11	4,200	3,675
		124,908
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 0.2%
Chiquita Brands International, Inc. 10.56% 3/15/09	$ 1,000	$ 1,080
Corn Products International, Inc. 8.25% 7/15/07	5,000	5,350
		6,430
Gaming - 0.6%
Hollywood Casino Corp. 11.25% 5/1/07	19,035	20,369
MTR Gaming Group, Inc. 9.75% 4/1/10 (f)	4,110	4,285
		24,654
Healthcare - 1.0%
AmeriPath, Inc. 10.5% 4/1/13 (f)	2,600	2,756
HealthSouth Corp. 7.625% 6/1/12 (c)	10,935	7,053
Senior Housing Properties Trust 7.875% 4/15/15	4,740	4,835
Tenet Healthcare Corp.:
5.375% 11/15/06	2,000	1,920
6.5% 6/1/12	1,000	945
7.375% 2/1/13	20,000	19,800
		37,309
Homebuilding/Real Estate - 0.6%
Champion Home Builders Co. 11.25% 4/15/07	4,890	4,254
LNR Property Corp.:
9.375% 3/15/08	15,175	15,858
10.5% 1/15/09	2,000	2,150
		22,262
Hotels - 0.7%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	9,905	9,521
Hilton Hotels Corp. 7.625% 12/1/12	4,000	4,200
ITT Corp. 6.75% 11/15/05	2,000	2,010
La Quinta Properties, Inc. 8.875% 3/15/11 (f)	8,000	8,330
MeriStar Hospitality Corp. 9% 1/15/08	4,000	3,780
		27,841
Insurance - 0.9%
Aag Holding, Inc. 6.875% 6/1/08	32,845	29,561
Fairfax Financial Holdings Ltd. yankee 7.375% 4/15/18	5,000	3,825
		33,386
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Leisure - 0.3%
Six Flags, Inc. 9.75% 4/15/13 (f)	$ 6,000	$ 6,240
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	5,000	5,375
		11,615
Metals/Mining - 0.4%
Better Minerals & Aggregates Co. 13% 9/15/09	4,570	2,742
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10 (f)	10,000	10,850
Kaiser Aluminum & Chemical Corp.:
10.875% 10/15/06 (c)	3,190	2,010
12.75% 2/1/03 (c)	5,250	249
		15,851
Paper - 1.3%
Fort James Corp.:
6.625% 9/15/04	2,000	2,040
6.7% 11/15/03	6,000	6,060
6.875% 9/15/07	2,000	2,020
Georgia-Pacific Corp.:
7.375% 12/1/25	3,000	2,460
7.75% 11/15/29	9,000	7,560
8.125% 5/15/11	2,500	2,481
9.375% 2/1/13 (f)	25,000	27,375
		49,996
Publishing/Printing - 0.2%
Houghton Mifflin Co. 9.875% 2/1/13 (f)	5,730	6,188
Mail-Well I Corp. 9.625% 3/15/12	1,000	1,030
		7,218
Railroad - 0.5%
RailAmerica Transportation Corp. 12.875% 8/15/10	2,000	2,180
TFM SA de CV:
12.5% 6/15/12	3,955	4,173
yankee 11.75% 6/15/09	13,650	13,855
		20,208
Shipping - 0.3%
General Maritime Corp. 10% 3/15/13 (f)	11,810	12,755
Super Retail - 1.1%
Amazon.com, Inc. 0% 5/1/08 (d)	18,847	19,789
Barneys, Inc. 9% 4/1/08 unit (f)	2,000	1,740
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Gap, Inc.:
5.625% 5/1/03	$ 6,000	$ 6,000
10.55% 12/15/08	2,000	2,360
Hollywood Entertainment Corp. 9.625% 3/15/11	3,100	3,364
J. Crew Group, Inc. 13.125% 10/15/08	3,000	2,130
J. Crew Operating Corp. 10.375% 10/15/07	4,000	3,680
Saks, Inc. 7.375% 2/15/19	3,650	3,413
		42,476
Technology - 0.9%
Corning, Inc. 6.85% 3/1/29	9,000	7,695
IMAX Corp. yankee 7.875% 12/1/05	11,020	10,028
Loral Space & Communications Ltd. 9.5% 1/15/06	8,849	1,726
Micron Technology, Inc. 6.5% 9/30/05 (h)	5,000	4,700
Nortel Networks Corp. yankee 6.125% 2/15/06	11,000	10,670
Northern Telecom Capital Corp. 7.4% 6/15/06	1,500	1,448
		36,267
Telecommunications - 14.9%
American Cellular Corp. 9.5% 10/15/09	6,760	1,724
American Tower Corp. 9.375% 2/1/09	36,865	36,496
AmeriCredit Corp.:
9.25% 5/1/09	7,000	5,950
9.875% 4/15/06	3,700	3,275
Crown Castle International Corp.:
9.375% 8/1/11	22,030	21,369
9.5% 8/1/11	3,120	3,058
10.75% 8/1/11	9,090	9,408
Focal Communications Corp. 12.125% 2/15/08 (c)	3,015	121
Level 3 Communications, Inc.:
0% 12/1/08 (d)	3,000	2,160
0% 3/15/10 (d)	15,500	9,455
9.125% 5/1/08	11,000	9,020
11% 3/15/08	15,000	12,600
11.25% 3/15/10	4,965	3,972
Loral CyberStar, Inc. 10% 7/15/06	13,221	5,553
Nextel Communications, Inc. 9.375% 11/15/09	41,000	44,075
Nextel Partners, Inc.:
0% 2/1/09 (d)	17,865	17,418
11% 3/15/10	8,945	9,392
11% 3/15/10	5,275	5,539
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Partners, Inc.: - continued
12.5% 11/15/09	$ 500	$ 545
NII Holdings Cayman Ltd. 0% 11/1/09 (d)	3,030	2,485
Qwest Capital Funding, Inc.:
5.875% 8/3/04	18,000	16,920
7% 8/3/09	5,500	4,538
7.75% 8/15/06	8,000	6,960
7.9% 8/15/10	745	626
Qwest Communications International, Inc. 7.5% 11/1/08	5,046	4,567
Qwest Corp.:
7.625% 6/9/03	71,450	71,450
8.875% 3/15/12 (f)	7,000	7,665
Qwest Services Corp.:
13% 12/15/07 (f)	40,000	43,200
13.5% 12/15/10 (f)	65,385	72,577
14% 12/15/14 (f)	17,000	19,380
Satelites Mexicanos SA de CV:
5.815% 6/30/04 (f)(g)	27,242	23,973
10.125% 11/1/04	25,950	12,067
Time Warner Telecom, Inc. 10.125% 2/1/11	8,000	6,680
Triton PCS, Inc.:
8.75% 11/15/11	14,105	13,188
9.375% 2/1/11	9,645	9,163
U.S. West Capital Funding, Inc. 6.375% 7/15/08	8,795	7,234
U.S. West Communications:
7.2% 11/1/04	33,950	34,289
WorldCom, Inc.:
6.25% 8/15/03 (c)	2,910	829
7.5% 5/15/11 (c)	32,930	9,385
7.75% 4/1/07 (c)	1,935	551
8.25% 5/15/31 (c)	14,440	4,115
		572,972
Textiles & Apparel - 0.3%
Dan River, Inc. 12.75% 4/15/09 (f)	2,000	1,970
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Levi Strauss & Co. 12.25% 12/15/12 (f)	$ 9,500	$ 7,980
Phillips-Van Heusen Corp. 8.125% 5/1/13 (f)	1,450	1,450
		11,400
TOTAL NONCONVERTIBLE BONDS		2,706,426
TOTAL CORPORATE BONDS (Cost $2,585,686)		2,743,463
Common Stocks - 7.8%
	Shares
Air Transportation - 0.2%
AMR Corp. (a)	1,526,000	6,852
Continental Airlines, Inc. Class B (a)	17,755	162
		7,014
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	589	0
Cable TV - 3.7%
EchoStar Communications Corp. Class A (a)	4,011,479	120,170
NTL Europe, Inc. (a)	167,449	10
NTL, Inc. (a)	973,591	16,551
NTL, Inc. (a)(h)	50,000	723
NTL, Inc. warrants 9/6/10 (a)	35,171	32
Pegasus Communications Corp. Class A (a)	209,043	5,636
		143,122
Chemicals - 0.0%
Sterling Chemicals, Inc. (a)	816	15
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,324	0
		15
Containers - 0.1%
Owens-Illinois, Inc. (a)	160,300	1,425
Trivest 1992 Special Fund Ltd. (h)	11,400,000	228
		1,653
Electric Utilities - 1.1%
AES Corp. (a)	5,503,467	33,076
CMS Energy Corp.	569,800	3,550
PG&E Corp. (a)	260,000	3,895
		40,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Food and Drug Retail - 0.3%
Pathmark Stores, Inc. (a)(e)	1,734,569	$ 12,125
Homebuilding/Real Estate - 0.2%
Swerdlow Real Estate Group LLC (h)	159,600	5,660
Insurance - 0.4%
American Financial Group, Inc., Ohio	584,900	12,973
Infinity Property & Casualty Corp.	50,000	1,055
Markel Corp. (a)	10,000	2,424
		16,452
Telecommunications - 1.5%
AmeriCredit Corp. (a)	3,554,300	24,134
Focal Communications Corp. warrants 12/14/07 (a)	251,859	0
Gilat Satellite Networks Ltd. (a)	247,697	850
Level 3 Communications, Inc. (a)	1,030,000	5,892
SpectraSite, Inc. (a)	763,819	27,116
XO Communications, Inc. (a)	103,341	614
		58,606
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B	659,302	12,692
TOTAL COMMON STOCKS (Cost $615,366)		297,860
Preferred Stocks - 3.5%

Convertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.1%
Capital One Financial Corp. $3.125 Upper DECS	100,000	3,660
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B (h)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		9,510
Nonconvertible Preferred Stocks - 3.3%
Broadcasting - 0.5%
Granite Broadcasting Corp. $127.50 pay-in-kind	29,687	19,890
Cable TV - 2.1%
CSC Holdings, Inc. Series M, $11.125	780,181	81,334
NTL Europe, Inc. Series A, $5.00	61,043	204
		81,538
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.6%
American Annuity Group Capital Trust I $2.3125	72,565	$ 1,796
American Annuity Group Capital Trust II $88.75	18,557	19,149
		20,945
Technology - 0.1%
Ampex Corp. 8% non-cumulative (redeemable preferred)	4,280	3,338
TOTAL NONCONVERTIBLE PREFERRED STOCKS		125,711
TOTAL PREFERRED STOCKS (Cost $137,035)		135,221
Floating Rate Loans - 5.7%
	Principal Amount (000s)
Broadcasting - 0.0%
Gray Communications System, Inc. term loan 4.0393% 12/31/10 (g)	$ 600	603
Cable TV - 1.0%
CC VIII Operating LLC Tranche B term loan 3.28% 2/2/08 (g)	1,960	1,764
Century Cable Holdings LLC Tranche B term loan 6.25% 6/30/09 (g)	9,500	7,695
Charter Communication Operating LLC Tranche B term loan 3.57% 3/18/08 (g)	7,945	7,151
DIRECTV Holdings LLC Tranche B term loan 4.765% 3/6/10 (g)	2,000	2,013
PanAmSat Corp. Tranche B term loan 4.815% 12/31/08 (g)	14,033	14,051
United Pan-Europe Communications NV Tranche C term loan 6.8% 3/31/09 (g)	5,000	3,650
		36,324
Capital Goods - 0.4%
GenTek, Inc. Tranche C term loan 6.5% 10/31/07 (g)	3,000	1,560
Terex Corp. term loan 3.3399% 6/24/09 (g)	2,000	1,945
Thermadyne Manufacturing LLC:
Tranche B term loan 6% 5/22/05 (g)	5,854	4,859
Tranche C term loan 6.25% 5/22/06 (g)	5,854	4,859
		13,223
Chemicals - 0.1%
OM Group, Inc. Tranche C term loan 7% 4/1/07 (g)	4,000	3,980
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - 1.4%
Aquila, Inc. term loan 8.75% 5/15/06 (g)	$ 4,778	$ 4,778
Calpine Corp. Tranche B term loan 5.125% 3/8/04 (g)	18,099	17,375
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (g)	8,450	9,337
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (g)	2,515	2,515
Tranche C term loan 9% 9/30/04 (g)	3,954	3,974
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (g)	8,161	8,161
PG&E Corp. Tranche B term loan 11.38% 9/2/06 (g)	5,051	5,455
Utilicorp Australia, Inc.:
Tranche A term loan 7% 4/8/04 (g)	1,111	1,111
Tranche B term loan 7% 4/8/04 (g)	1,111	1,111
		53,817
Energy - 1.2%
El Paso Corp. Tranche B term loan 9.75% 3/13/05 (g)	39,000	38,903
Ocean Rig Norway AS Tranche A term loan 6.09% 6/1/08 (g)	8,250	6,848
		45,751
Food/Beverage/Tobacco - 0.1%
Suiza Foods Corp. Tranche B term loan 3.54% 7/15/08 (g)	2,000	2,000
Healthcare - 0.1%
Fisher Scientific International, Inc. term loan 3.8125% 3/31/10 (g)	1,550	1,558
Vanguard Health Systems, Inc. Tanche B term loan 5.63% 1/3/10 (g)	1,995	2,000
		3,558
Technology - 0.2%
Sanmina-SCI Corp. Tranche B term loan 5.35% 12/23/07 (g)	2,394	2,412
Xerox Corp. Tranche A term loan 5.8236% 4/30/05 (g)	6,944	6,874
		9,286
Telecommunications - 1.2%
Level 3 Communications, Inc.:
Tranche A term loan 4.64% 9/30/07 (g)	3,000	2,610
Tranche B term loan 5.64% 1/15/08 (g)	11,750	10,223
Tranche C term loan 5.84% 1/30/08 (g)	24,000	20,880
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (g)	$ 1,238	$ 1,213
Tranche C term loan 5% 12/31/08 (g)	1,238	1,213
RCN Corp. Tranche B term loan 7% 6/3/07 (g)	5,716	4,401
SpectraSite Communications, Inc. Tranche B term loan 5.3288% 12/31/07 (g)	7,475	7,064
		47,604
TOTAL FLOATING RATE LOANS (Cost $209,513)		216,146
Commercial Paper - 0.8%

Pacific Gas & Electric Co.:
7.821% 1/23/01 (g)	10,000	9,950
7.821% 1/29/01 (g)	21,706	21,597
TOTAL COMMERCIAL PAPER (Cost $31,224)		31,547
Money Market Funds - 11.9%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $456,982)	456,982,374	456,982
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $10,559)	$ 10,559	10,559
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $4,046,365)		3,891,778
NET OTHER ASSETS - (1.6)%		(59,925)
NET ASSETS - 100%		$ 3,831,853
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $667,224,000 or 17.4% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Series B	6/25/02 - 10/3/02	$ 5,850
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 9/12/02	$ 3,979
NTL, Inc.	1/10/03	$ 744
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,377,236,000 and $3,037,412,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $109,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,161,000 or 0.4% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $6,422,000. The weighted average interest rate was 2.38%. At period end there were no bank borrowings outstanding.

The fund invested in loans and loans participations, trade claims or other receivables. At period end the value of these investments amounted to $216,146,000 or 5.7% of net assets.
Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $690,191,000 of which $109,258,000, $450,936,000 and $129,997,000 will expire on April 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $83,492,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2003

Assets
Investment in securities, at value (including securities loaned of $18,185 and repurchase agreements of $10,559) (cost $4,046,365) - See accompanying schedule		$ 3,891,778
Cash		700
Receivable for investments sold		45,734
Receivable for fund shares sold		19,838
Interest receivable		66,837
Redemption fees receivable		2
Other receivables		190
Total assets		4,025,079

Liabilities
Payable for investments purchased	$ 165,782
Payable for fund shares redeemed	2,627
Distributions payable	1,892
Accrued management fee	1,715
Other payables and accrued expenses	2,340
Collateral on securities loaned, at value	18,870
Total liabilities		193,226

Net Assets		$ 3,831,853
Net Assets consist of:
Paid in capital		$ 4,683,818
Undistributed net investment income		84,775
Accumulated undistributed net realized gain (loss) on investments		(782,154)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(154,586)
Net Assets, for 519,641 shares outstanding		$ 3,831,853
Net Asset Value, offering price and redemption price per share ($3,831,853 ÷ 519,641 shares)		$ 7.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended April 30, 2003

Investment Income
Dividends		$ 13,873
Interest		260,877
Security lending		163
Total income		274,913

Expenses
Management fee	$ 16,166
Transfer agent fees	5,947
Accounting and security lending fees	727
Non-interested trustees' compensation	10
Depreciation in deferred Trustee compensation	(1)
Custodian fees and expenses	88
Registration fees	46
Audit	131
Legal	204
Interest	1
Miscellaneous	18
Total expenses before reductions	23,337
Expense reductions	(289)	23,048
Net investment income (loss)		251,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $(46,913) on sales of investments in affiliated issuers)		(91,974)
Change in net unrealized appreciation (depreciation) on: Investment securities		372,595
Net gain (loss)		280,621
Net increase (decrease) in net assets resulting from operations		$ 532,486

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 251,865	$ 234,982
Net realized gain (loss)	(91,974)	(397,536)
Change in net unrealized appreciation (depreciation)	372,595	(2,872)
Net increase (decrease) in net assets resulting from operations	532,486	(165,426)
Distributions to shareholders from net investment income	(211,025)	(230,785)
Share transactions Net proceeds from sales of shares	959,176	901,192
Reinvestment of distributions	191,999	206,872
Cost of shares redeemed	(676,931)	(788,930)
Net increase (decrease) in net assets resulting from share transactions	474,244	319,134
Redemption fees	1,092	1,330
Total increase (decrease) in net assets	796,797	(75,747)

Net Assets
Beginning of period	3,035,056	3,110,803
End of period (including undistributed net investment income of $84,775 and undistributed net investment income of $82,277, respectively)	$ 3,831,853	$ 3,035,056
Other Information Shares
Sold	146,980	129,464
Issued in reinvestment of distributions	31,028	29,897
Redeemed	(111,778)	(113,903)
Net increase (decrease)	66,230	45,458

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 7.63	$ 9.14	$ 10.29	$ 10.68
Income from Investment Operations
Net investment income (loss)B	.562	.554D,E	.781	.872	.863
Net realized and unrealized gain (loss)	.588	(.952)D,E	(1.612)	(.799)	(.024)
Total from investment operations	1.150	(.398)	(.831)	.073	.839
Distributions from net investment income	(.472)	(.545)	(.686)	(.743)	(.974)
Distributions from net realized gain	-	-	-	(.487)	(.260)
Total distributions	(.472)	(.545)	(.686)	(1.230)	(1.234)
Redemption fees added to paid in capitalB	.002	.003	.007	.007	.005
Net asset value, end of period	$ 7.37	$ 6.69	$ 7.63	$ 9.14	$ 10.29
Total ReturnA	18.89%	(5.16)%	(9.37)%	.94%	9.34%
Ratios to Average Net AssetsC
Expenses before expense reductions	.84%	.81%	.79%	.83%	.82%
Expenses net of voluntary waivers, if any	.84%	.81%	.79%	.83%	.82%
Expenses net of all reductions	.83%	.81%	.78%	.82%	.81%
Net investment income (loss)	9.06%	7.93%D,E	9.32%	9.09%	8.84%
Supplemental Data
Net assets, end of period (in millions)	$ 3,832	$ 3,035	$ 3,111	$ 3,179	$ 2,589
Portfolio turnover rate	125%	125%	82%	88%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $.038 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 8.48% to 7.93%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $16,146 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $23,741 and $(7,595), respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 372,495	|
Unrealized depreciation	(469,973)
Net unrealized appreciation (depreciation)	(97,478)
Undistributed ordinary income	37,781
Capital loss carryforward	(690,191)

Cost for federal income tax purposes	$ 3,989,256

The tax character of distributions paid was as follows :

	April 30, 2003	April 30, 2002
Ordinary Income	$ 211,025	$ 230,785

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Redemptions on or prior to October 18, 2002, of shares held less than 270 days were subject to a short-term trading fee equal to 1.00 % of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,102 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $280 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9.

9. Other Information.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the fund.

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Focal Communications Corp.	$ -	$ 40,112	$ -	$ -
National Vision, Inc.	-	45	-	-
Pathmark Stores, Inc.	-	15,352	-	12,125
TOTALS	$ -	$ 55,509	$ -	$ 12,125

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 25, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1977

Trustee of Fidelity Summer Street Trust. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Capital & Income. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Summer Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Summer Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Capital & Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

David L. Glancy (42)

Year of Election or Appointment: 1996

Vice President of Capital & Income. Mr. Glancy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Glancy managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Capital & Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Capital & Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Name, Age; Principal Occupation
Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Capital & Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed as President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Capital & Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Capital & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Capital & Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Capital & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Capital & Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of .24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAI-UANN-0603
1.784716.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Summer Street Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Summer Street Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 26, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 26, 2003